ENVIRONMENTAL RECLAMATION PROVISION (Details Narrative)	12 Months Ended
Dec. 31, 2021
Rnvironmental reclamation provision discription	Following the completion of the Stage 1 earn-in by Auteco, First Mining’s percentage ownership of its former subsidiary, PC Gold, was reduced from 100% to 49%, and the environmental reclamation provision, which was recorded as a liability in the PC Gold Inc. legal entity, was deconsolidated from First Mining financial statements.